Accounts Receivable, Net: Schedule of Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accounts and Notes Receivable:
Schedule of Accounts and Notes Receivable

	December 31, 2011	December 31, 2010
Domestic customers	516,584	392,219
Foreign customers	358,942	189,673
Total accounts receivable	875,526	581,892
Less allowance for doubtful accounts	(50,966)	(52,785)
Total accounts receivable, net	824,560	529,107